Supplemental Disclosures with Respect to Cash Flows (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Supplemental Disclosures With Respect To Cash Flows
Supplemental disclosures with respect to cash flows
	Three Month Period Ended 31 January		Six Month Period Ended 31 January
	2020	2019	2020	2019
Cash paid during the period for interest	$—	$—	$—	$—
Cash paid during the period for income taxes	$—	$—	$—	$—

	Year Ended 31 July
	2019	2018
Cash paid during the period for interest	$392,623	$—
Cash paid during the period for income taxes	$—	$—